Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2019
Financial assets at fair value through profit or loss [abstract]
Table of Debt Securities FVTPL

	December 31, 2019	December 31, 2018
BCRA Liquidity Bills	3,984,496	9,825,872
Private securities - Corporate bonds	93,603	258,305
Government securities	51,871	1,465,712

TOTAL	4,129,970	11,549,889

Table of Derivative Financial Assets FVTPL

	December 31, 2019	December 31, 2018
Foreign Currency Forwards	2,357,500	909,793
Put Options - Prisma Medios de Pago S.A.	685,000	—
Interest Rate Swaps	4,536	—

TOTAL	3,047,036	909,793

Table of Derivative Financial Assets FVTPL - Foreign Currency Forward and Interest Rate Swap

	December 31, 2019	December 31, 2018
Foreign Currency Forwards
Foreign currency forward sales - US$	620,956	760,615
Foreign currency forward purchases - US$	618,497	620,651
Foreign currency forward sales - Euros	1,804	5,463
Foreign currency forward purchases - Euros	35	—

Interest rate swaps
Fixed rate for floating rate	1,500,050	3,261,154
Floating rate for fixed rate	92,463	—

Table of Equity Instruments FVTPL

	December 31, 2019	December 31, 2018
Prisma Medios de Pago S.A. (1)	3,033,010	—
Mercado de Valores de Buenos Aires S.A.	80,375	38,030
BYMA-Bolsas y Mercados Argentinos S.A.	62,859	145,525
Investment Funds	976,577	628,720

TOTAL	4,152,821	812,275

(1)
This balance corresponds to the amount of 2,252,139 shares held in Prisma Medios de Pago S.A., representing 5.44% of such company’s capital stock. Said investment was recorded as an asset held for sale as of December 31, 2018 pursuant to the divestiture agreement with the
National Commission for the Defense of Competition dated November 2017. Such equity interest was measured at fair value, which management estimated using a report prepared by independent appraisers.